UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.

VIVALDI ORINDA FUND

Semi-Annual Report
August 31, 2016

Vivaldi Orinda Macro Opportunities Fund
Class A Shares – OMOAX
Class I Shares – OMOIX

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	9
Schedule of Options Written	12
Schedule of Futures Contracts	13
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to the Financial Statements	20
Expense Example	37
Notice to Shareholders	39
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2016 (Unaudited)

Percentages represent market value as a percentage of net assets.

3

SCHEDULE OF INVESTMENTS
at August 31, 2016 (Unaudited)

COMMON STOCKS - 61.7%	Shares	Value

Consumer Discretionary - 18.3%
Bravo Brio Restaurant Group, Inc.^	85,970	$404,059
Carmike Cinemas, Inc.^	27,878	894,605
CBS Corp.	2,121	108,235
CST Brands, Inc.	19,435	929,187
Entravision Communications Corp.	16,454	123,734
Gentex Corp.	3,832	68,171
Graham Holdings Co.	260	127,491
Imvescor Restaurant Group, Inc.^†	826,075	1,933,850
KB Home	11,990	188,243
Lennar Corp.	4,007	189,531
Loral Space & Communications, Inc.^	47,399	1,728,167
MDC Holdings, Inc.	7,323	191,204
Media General, Inc.^	8,263	146,007
Meredith Corp.	2,357	125,015
Nexstar Broadcasting Group, Inc.	33,164	1,748,406
Outerwall, Inc.	9,842	511,390
PulteGroup, Inc.	7,643	163,331
Sinclair Broadcast Group, Inc. - Class A	8,809	250,880
Sizmek, Inc.^	15,263	59,068
Skullcandy, Inc.^	1,982	12,526
Starwood Hotels & Resorts Worldwide, Inc.	46,787	3,624,121
Starz^	63,186	1,970,771
TEGNA, Inc.	10,463	211,981
The Children’s Place, Inc.	1,699	138,299
The E.W. Scripps Co.^	11,089	188,402
Tribune Media Co.	5,896	224,520
		16,261,194
Consumer Staples - 2.5%
Cal-Maine Foods, Inc.	2,878	132,216
Darling Ingredients, Inc.^	97,198	1,368,548
The WhiteWave Foods Co.^	13,224	733,006
		2,233,770
Energy - 0.4%
Transocean Partners LLC†	29,880	336,150

Financials - 6.2%
BofI Holding, Inc.^	5,751	123,646
Conifer Holdings, Inc.^	49,669	376,491

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

COMMON STOCKS - 61.7% (Continued)	Shares	Value

Financials - 6.2% (Continued)
Currency Exchange International Corp.^†	31,308	$631,460
National Interstate Corp.	24,206	787,421
Suffolk Bancorp	29,053	1,027,024
Tetragon Financial Group Ltd.†	186,741	2,022,405
WhiteHorse Finance, Inc.	47,218	545,840
		5,514,287
Health Care - 4.9%
Amgen, Inc.	1,846	313,931
Biogen, Inc.^	414	126,531
Gilead Sciences, Inc.	2,658	208,334
Imprivata, Inc.^	18,683	358,900
Johnson & Johnson	1,920	229,133
Medivation, Inc.^	25,141	2,025,359
Molina Healthcare, Inc.^	2,328	125,270
Relypsa, Inc.^	27,876	891,753
Sequenom, Inc.^	42,635	101,897
		4,381,108
Industrials - 1.9%
Huntington Ingalls Industries, Inc.	1,109	183,173
Northrop Grumman Corp.	725	153,751
Raytheon Co.	1,174	164,513
Virgin America, Inc.^	21,880	1,218,497
		1,719,934
Information Technology - 24.6%
Adobe Systems, Inc.^	1,350	138,118
Alphabet, Inc.^	331	253,894
Apple, Inc.	1,765	187,266
AVG Technologies NV^†	57,429	1,427,685
Check Point Software Technologies Ltd.^†*	1,710	131,225
Cisco Systems, Inc.	6,309	198,355
CyberArk Software Ltd.^†	2,665	140,712
EMC Corp.	90,366	2,619,710
F5 Networks, Inc.^	1,612	197,841
Fairchild Semiconductor International, Inc.^	86,757	1,726,464
FEI Co.	5,201	553,750
Fitbit, Inc.^	10,914	168,949
Fortinet, Inc.^	2,826	102,132

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

COMMON STOCKS - 61.7% (Continued)	Shares	Value

Information Technology - 24.6% (Continued)
Gigamon, Inc.^	2,070	$91,494
inContact, Inc.^	27,826	386,503
International Business Machines Corp.	1,401	222,591
KLA-Tencor Corp.	50,805	3,518,754
LinkedIn Corp.^	9,883	1,904,948
NetApp, Inc.	5,628	194,673
NetSuite, Inc.^	11,267	1,226,976
NICE Systems Ltd. - ADR†	1,528	104,561
NVIDIA Corp.	8,287	508,325
QUALCOMM, Inc.	1,789	112,832
Qualys, Inc.^	3,122	107,397
Rackspace Hosting, Inc.^	28,236	888,022
Rubicon Project, Inc.^	17,514	148,869
Synaptics, Inc.^	2,204	125,562
Twitter, Inc.^	27,355	525,490
Ubiquiti Networks, Inc.^	2,513	129,168
Vishay Precision Group, Inc.^	153,491	2,343,808
VMware, Inc.^	2,690	197,258
Yahoo!, Inc.^	28,587	1,222,094
		21,805,426
Materials - 2.7%
AgroFresh Solutions, Inc.^	168,111	1,020,434
Barrick Gold Corp.†	6,139	104,424
Detour Gold Corp.^†	3,057	68,816
Franco-Nevada Corp.†	3,405	237,737
Goldcorp, Inc.†	7,021	107,000
Hecla Mining Co.	11,170	62,329
New Gold, Inc.^†	11,935	57,169
Newmont Mining Corp.	9,950	380,488
Pan American Silver Corp.†	4,304	74,933
Silver Standard Resources, Inc.^†	5,279	61,870
Silver Wheaton Corp.†	5,259	133,210
Yamana Gold, Inc.†	11,713	47,203
		2,355,613
Telecommunication Services - 0.2%
Inteliquent, Inc.	9,286	154,519
TOTAL COMMON STOCKS (Cost $51,380,844)		54,762,001

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

PREFERRED STOCKS - 0.4%	Shares	Value

Financials - 0.1%
Eagle Point Credit Co., Inc.	2,500	$64,625

Health Care - 0.2%
AdCare Health Systems, Inc.	7,636	165,243

Industrials - 0.1%
General Finance Corp.	1,000	89,750
TOTAL PREFERRED STOCKS (Cost $278,946)		319,618

	Principal
CORPORATE BONDS - 1.4%	Amount
Era Group, Inc., 7.750%, 12/15/2022	$1,500,000	1,271,250
TOTAL CORPORATE BONDS (Cost $1,262,135)		1,271,250

EXCHANGE-TRADED FUNDS - 1.3%	Shares
Financial Select Sector SPDR Fund	5,356	131,544
ProShares Short Russell 2000^	13,100	714,605
SPDR S&P Bank ETF	3,895	133,014
SPDR S&P Regional Banking ETF	3,094	133,166
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,200,735)		1,112,329

CLOSED-END MUTUAL FUNDS - 1.6%
Medley Capital Corp.	117,469	888,066
Saratoga Investment Corp.	30,834	550,695
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,313,503)		1,438,761

PURCHASED OPTIONS - 0.1%	Contracts
Put Options - 0.1%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Expiration: January 2017, Exercise Price: $30.00	123	73,185
iShares MSCI South Korea Capped ETF
Expiration: January 2017, Exercise Price: $48.00	140	9,170
SPDR S&P500 ETF Trust
Expiration: September 2016, Exercise Price: $195.00	150	900
TOTAL PURCHASED OPTIONS (Cost $267,375)		83,255

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

SHORT-TERM INVESTMENTS - 31.5%	Shares

MONEY MARKET FUNDS - 31.5%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio, 0.27%+	27,924,448	$27,924,448
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,924,448)		27,924,448
TOTAL INVESTMENTS (Cost $83,627,986) - 98.0%		86,911,662
Other Assets in Excess of Liabilities - 2.0%		1,798,601
TOTAL NET ASSETS - 100.0%		$88,710,263

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	Variable-rate security. The rate shown represents the fund’s 7-day yield as of August 31, 2016.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2016 (Unaudited)

COMMON STOCKS - 25.1%	Shares	Value

Consumer Discretionary - 7.4%
AMC Entertainment Holdings, Inc.	9,177	$279,073
Cavco Industries, Inc.	1,665	174,109
Core-Mark Holding Co., Inc.	7,348	280,326
Goeasy Ltd.†	5,000	77,818
Lions Gate Entertainment Corp.†	42,865	898,450
Marriott International, Inc.	37,427	2,669,668
Melco Crown Entertainment Ltd. - ADR†	4,518	58,644
Netflix, Inc.	3,098	301,900
Penn National Gaming, Inc.	8,836	125,294
Pool Corp.	3,300	332,871
Scientific Games Corp.	13,284	109,593
Ulta Salon, Cosmetics & Fragrance, Inc.	1,402	346,588
Wayfair, Inc.	7,390	284,589
Wingstop, Inc.	15,800	478,582
Yum! Brands, Inc.	1,432	129,897
		6,547,402
Consumer Staples - 1.1%
Amplify Snack Brands, Inc.	31,420	531,941
Blue Buffalo Pet Products, Inc.	11,180	288,220
The Kraft Heinz Co.	1,451	129,850
		950,011
Energy - 2.2%
Apache Corp.	1,806	89,758
Bill Barrett Corp.	8,567	56,885
Carrizo Oil & Gas, Inc.	3,370	129,037
China Petroleum & Chemical Corp. - ADR†	2,215	158,085
Diamondback Energy, Inc.	979	93,250
Encana Corp.†	12,803	122,141
Halliburton Co.	2,079	89,418
Hess Corp.	1,680	91,224
Laredo Petroleum, Inc.	7,502	92,125
PetroChina Co. Ltd. - ADR†	2,383	157,421
Pioneer Natural Resources Co.	1,424	254,967
QEP Resources, Inc.	6,485	123,863
The Williams Companies, Inc.	4,576	127,853
Transocean Ltd.†	34,153	331,284
		1,917,311

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2016 (Unaudited)

COMMON STOCKS - 25.1% (Continued)	Shares	Value

Financials - 3.9%
Bank of the Ozarks, Inc.	4,900	$191,982
BofI Holding, Inc.	20,158	433,397
China Life Insurance Co. Ltd. - ADR†	12,032	143,301
Enova International, Inc.	39,448	378,306
Home Capital Group, Inc.†	8,000	178,740
National Bank of Canada†	8,300	291,709
People’s United Financial, Inc.	64,643	1,050,449
Primerica, Inc.	8,394	477,871
Trupanion, Inc.	1,844	27,715
WestPac Banking Corp. - ADR†	13,940	308,214
		3,481,684
Health Care - 0.7%
St. Jude Medical, Inc.	1,683	131,139
Teladoc, Inc.	25,400	452,882
		584,021
Industrials - 2.3%
AAON, Inc.	15,062	426,254
Advanced Drainage Systems, Inc.	16,625	384,536
American Railcar Industries, Inc.	6,482	268,744
Badger Daylighting Ltd.†	5,348	106,723
Clean Harbors, Inc.	1,202	57,456
G&K Services, Inc.	3,352	326,250
Herc Holdings, Inc.	590	19,948
Hertz Global Holdings, Inc.	1,771	87,239
The KEYW Holding Corp.	23,934	238,622
The Middleby Corp.	1,252	160,444
		2,076,216
Information Technology - 6.7%
Alibaba Group Holding Ltd. - ADR†	11,549	1,122,447
Dell Technologies, Inc.	10,029	448,096
Diebold, Inc.	3,722	104,440
Electronics For Imaging, Inc.	7,000	329,560
Instructure, Inc.	15,230	364,454
InterXion Holding NV†	3,451	128,722
Lam Research Corp.	25,540	2,383,393
MINDBODY, Inc.	18,000	312,300
Oclaro, Inc.	22,000	173,360
Quotient Technology, Inc.	25,200	326,592

The accompanying notes are an integral part of these financial statements.

10

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2016 (Unaudited)

COMMON STOCKS - 25.1% (Continued)	Shares	Value

Information Technology - 6.7% (Continued)
Zillow Group, Inc.	7,200	$243,720
		5,937,084
Materials - 0.5%
BHP Billiton Ltd. - ADR†	5,612	168,360
Freeport-McMoRan Copper & Gold, Inc.	11,629	119,662
Vale SA - ADR†	13,321	70,202
W.R. Grace & Co.	1,626	127,039
		485,263
Utilities - 0.3%
Spark Energy, Inc.	8,613	249,691
TOTAL COMMON STOCKS (Proceeds $20,819,329)		22,228,683

EXCHANGE-TRADED FUNDS - 3.8%
iShares China Large-Cap ETF	25,952	961,522
iShares MSCI Australia Index Fund	46,112	932,385
iShares MSCI Brazil Capped ETF	15,233	510,610
iShares MSCI China ETF	10,977	513,284
SPDR S&P Oil & Gas Exploration & Production ETF	3,423	125,932
Utilities Select Sector SPDR Fund	7,672	377,693
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,492,639)		3,421,426

CLOSED-END MUTUAL FUNDS - 0.2%
Prospect Capital Corp.	19,200	165,312
TOTAL CLOSED-END MUTUAL FUNDS
(Proceeds $119,339)		165,312
TOTAL SECURITIES SOLD SHORT
(Proceeds $24,431,307) - 29.1%		$25,815,421

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
† U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

11

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2016 (Unaudited)

	Contracts	Value

CALL OPTIONS
Darling Ingredients, Inc.
Expiration: January 2017, Exercise Price: $17.00	500	$15,000
Relypsa, Inc.
Expiration: September 2016, Exercise Price: $32.00	24	120
TOTAL OPTIONS WRITTEN
(Premiums received $46,904)		$15,120

The accompanying notes are an integral part of these financial statements.

12

SCHEDULE OF FUTURES CONTRACTS
at August 31, 2016 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Long Futures

Gold Futures	7	917,980	December 2016	$(11,188)
Natural Gas Futures	9	259,830	October 2016	10,003
Natural Gas Futures	4	133,040	January 2017	10,608
Natural Gas Futures	4	133,000	February 2017	7,908
Natural Gas Futures	9	274,860	August 2017	2,743
Silver Futures	6	561,210	December 2016	(15,656)
				$4,418
Short Futures

Australian Dollar
Currency Futures	(13)	(976,300)	September 2016	$(17,866)
BP Currency Futures	(8)	(657,750)	December 2016	(2,272)
Canadian Dollar
Currency Futures	(6)	(457,440)	September 2016	9,244
Euro FX Currency Futures	(9)	(1,261,294)	December 2016	(9,650)
Japanese Yen
Currency Futures	(11)	(1,330,175)	September 2016	(3,786)
New Zealand Dollar
Currency Futures	(9)	(652,500)	September 2016	(31,945)
WTI Crude Futures	(11)	(505,010)	December 2016	26,478
				$(29,797)

As of August 31, 2016, initial margin deposits of $272,045 have been pledged in connection with the futures contracts.

The accompanying notes are an integral part of these financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2016 (Unaudited)

Assets:
Investments, at value (cost of $83,627,986)	$86,911,662
Foreign currencies, at value (cost $515,252)	512,857
Cash	7,911,390
Deposits at brokers	19,211,078
Receivables:
Securities sold	2,955,323
Fund shares sold	159,415
Dividends and interest	126,867
Unrealized appreciation on open futures contracts	66,984
Prepaid expenses	30,030
Total assets	117,885,606
Liabilities:
Options written, at value (proceeds $46,904)	15,120
Securities sold short (proceeds $24,431,307)	25,815,421
Unrealized depreciation on open futures contracts	92,363
Payables:
Securities purchased	2,920,059
Fund shares redeemed	58,035
Dividends on short positions	18,036
Advisory fee	124,320
Administration fee	34,646
Distribution fees	32,248
Service fees	8,772
Custody fees	3,807
Transfer agent fees and expenses	18,039
Accrued expenses and other payables	34,477
Total liabilities	29,175,343
Net assets	$88,710,263
Net assets consist of:
Paid in capital	$85,015,854
Accumulated net investment loss	(779,220)
Accumulated net realized gain on investments	2,570,050
Net unrealized appreciation (depreciation) on:
Investments	3,467,796
Options	(184,120)
Foreign currency related transactions	(2,388)
Securities sold short	(1,384,114)
Written options contracts	31,784
Futures contracts	(25,379)
Net assets	$88,710,263
Class A:
Net assets applicable to outstanding Class A shares	$39,531,554
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,487,744
Net asset value and redemption price per share	$26.57
Maximum offering price per share (net asset value divided by 95.00%)	$27.97
Class I:
Net assets applicable to outstanding Class I shares	49,178,709
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,824,841
Net asset value, offering price and redemption price per share	$26.95

The accompanying notes are an integral part of these financial statements.

14

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2016 (Unaudited)

Investment income:
Dividends	$557,523
Interest	87,445
Total investment income	644,968
Expenses:
Investment advisory fees (Note 5)	654,191
Administration fees (Note 5)	67,160
Distribution fees (Note 6)
Distribution fees - Class A	46,917
Service fees (Note 7)
Service fees - Class A	28,150
Service fees - Class I	18,616
Transfer agent fees and expenses	35,826
Federal and state registration fees	19,320
Audit fees	10,687
Compliance expense	7,163
Legal fees (Note 5)	14,853
Reports to shareholders	5,520
Trustees’ fees and expenses	4,409
Custody fees	12,880
Other	15,137
Total expenses before dividends and interest on short positions	940,829
Dividends expense on short positions	208,237
Broker interest expense on short positions	261,829
Total expenses before reimbursement from advisor	1,410,895
Expense reimbursement from advisor (Note 5)	(35,515)
Net expenses	1,375,380
Net investment loss	$(730,412)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$3,706,333
Options	(164,439)
Foreign currency related transactions	59,257
Securities sold short	(1,224,355)
Written options contracts	2,587
Futures contracts	55,147
Net change in unrealized gain (loss) on:
Investments	2,110,505
Options	(127,365)
Foreign currency related transactions	(17,781)
Securities sold short	(1,839,876)
Written options contracts	31,784
Futures contracts	(67,708)
Net realized and unrealized gain (loss) on investments	2,524,089
Net increase in net assets resulting from operations	$1,793,677

The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2016	Year Ended
	(Unaudited)	February 29, 2016
Operations:
Net investment loss	$(730,412)	$(847,352)
Net realized gain on investments	2,434,530	1,636,286
Net change in unrealized
appreciation (depreciation) on investments	89,559	1,049,301
Net increase in net assets resulting from operations	1,793,677	1,838,235
Distributions to Shareholders From:
Net realized gains
Class A shares	—	(448,242)
Class I shares	—	(974,980)
Total distributions	—	(1,423,222)
Capital Share Transactions:
Proceeds from shares sold
Class A shares	13,436,864	26,630,453
Class I shares	22,823,861	19,288,684
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	414,125
Class I shares	—	932,258
Cost of shares redeemed
Class A shares	(5,729,009)	(15,398,848)
Class I shares	(3,151,609)	(8,058,290)
Redemption fees retained
Class A shares	—	36
Class I shares	—	3,462
Net increase in net assets from capital share transactions	27,380,107	23,811,880
Total increase (decrease) in net assets	29,173,784	24,226,893
Net Assets:
Beginning of period	59,536,479	35,309,586
End of period	$88,710,263	$59,536,479
Accumulated net investment loss	$(779,220)	$(48,808)
Changes in Shares Outstanding:
Shares sold
Class A shares	509,705	1,044,178
Class I shares	849,002	741,216
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	16,512
Class I shares	—	36,732
Shares redeemed
Class A shares	(215,429)	(594,041)
Class I shares	(117,281)	(307,016)
Net increase in shares outstanding	1,025,997	937,581

The accompanying notes are an integral part of these financial statements.

16

STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2016 (Unaudited)

Increase (decrease) in cash —

Cash flows from operating activities:
Net increase in net assets from operations	$1,793,677
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(252,692,942)
Proceeds for dispositions of investment securities	229,857,289
Decrease in foreign currencies	259,634
Increase in deposits at broker	(276,675)
Decrease in return of capital receivable	11,956
Increase in dividends and interest receivable	(32,191)
Increase in receivable for securities sold	(1,507,352)
Increase in prepaid expenses and other assets	(24,308)
Increase in options written	15,120
Increase in unrealized appreciation on open futures contracts	(16,907)
Increase in unrealized depreciation on open futures contracts	84,615
Increase in proceeds on securities sold short	3,558,821
Decrease in payable for securities purchased	(1,184,822)
Decrease in payable for dividends on short positions	(5,872)
Increase in accrued management fees	58,390
Increase in accrued administration fees	13,187
Increase in distribution and service fees	28,145
Increase in custody fees	131
Increase in transfer agent expenses	8,113
Decrease in other accrued expenses	(5,711)
Unrealized appreciation on securities	(1,983,140)
Net realized gain on investments	(3,601,151)
Net cash used in operating activities	(25,641,993)

Cash flows from financing activities:
Proceeds from shares sold	36,232,733
Payment on shares redeemed	(8,884,660)
Distributions paid in cash	—
Net cash provided by financing activities	27,348,073
Net increase in cash	1,706,080

Cash:
Beginning balance	6,205,310
Ending balance	$7,911,390

Supplemental information:
Non-cash financing activities not included herein consists
of dividend reinvestment of dividends and distributions	$—
Cash paid for interest	$261,829

The accompanying notes are an integral part of these financial statements.

17

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Class A
	Six Months
	Ended	For the		For the	For the	April 30, 2012
	August 31,	Year Ended		Year Ended	Year Ended	through
	2016	February 29,		February 28,	February 28,	February 28,
	(Unaudited)	2016		2015	2014	2013*
Net Asset Value –
Beginning of Period	$25.88	$26.07		$26.31	$25.22	$25.00
Income from
Investment Operations:
Net investment income (loss)	(0.25)	(0.17)		(0.56)	(0.56)	(0.32)
Net realized and unrealized
gain (loss) on investments	0.94	1.25		0.61	1.70	0.56
Total from
investment operations	0.69	1.08		0.05	1.14	0.24
Less Distributions:
Dividends from net
investment income	—	—		—	—	—
Distributions from
net realized gains	—	(1.27)		(0.29)	(0.05)	(0.02)
Total distributions	—	(1.27)		(0.29)	(0.05)	(0.02)
Redemption Fees	—	0.00	~	0.00 ~	0.00 ~	—
Net Asset Value –
End of Period	$26.57	$25.88		$26.07	$26.31	$25.22
Total Return	2.67%	4.30%		0.21%	4.54%	0.96	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$39,531	$30,888		$18,949	$20,932	$17,347
Ratio of operating expenses
to average net assets:
Before Reimbursements	3.91%**	4.66	%***	3.89%	4.42%	5.49	%^
After Reimbursements	3.82%**	4.02	%***	3.26%	3.74%	3.80	%^
Ratio of interest expense and
dividends on short positions
to average net assets:	1.26%	1.22%		0.58%	0.81%	0.84	%^
Ratio of net investment income
(loss) to average net assets:
Before Reimbursements	(2.20)%	(3.31)%		(2.52)%	(3.10)%	(4.20	)%^
After Reimbursements	(2.11)%	(2.67)%		(1.89)%	(2.42)%	(2.51	)%^
Portfolio turnover rate	168%	393%		360%	270%	205	%+

*	Commencement of operations for Class A shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s current fiscal year. See Note 5 for additional information.
***	Includes extraordinary expenses of 0.29% that occurred during the Fund’s fiscal year ended 2016.

The accompanying notes are an integral part of these financial statements.

18

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Class I
	Six Months
	Ended	For the		For the	For the	April 30, 2012
	August 31,	Year Ended		Year Ended	Year Ended	through
	2016	February 29,		February 28,	February 28,	February 28,
	(Unaudited)	2016		2015	2014	2013*
Net Asset Value –
Beginning of Period	$26.21	$26.29		$26.45	$25.28	$25.00
Income from
Investment Operations:
Net investment income (loss)	(0.18)	(0.51)		(0.41)	(0.50)	(0.16)
Net realized and unrealized
gain (loss) on investments	0.92	1.70		0.54	1.72	0.46
Total from
investment operations	0.74	1.19		0.13	1.22	0.30
Less Distributions:
Dividends from net
investment income	—	—		—	—	—
Distributions from
net realized gains	—	(1.27)		(0.29)	(0.05)	(0.02)
Total distributions	—	(1.27)		(0.29)	(0.05)	(0.02)
Redemption Fees	—	0.00	~	0.00 ~	0.00 ~	—
Net Asset Value –
End of Period	$26.95	$26.21		$26.29	$26.45	$25.28
Total Return	2.82%	4.69%		0.52%	4.85%	1.20	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$49,179	$28,648		$16,360	$20,190	$12,875
Ratio of operating expenses
to average net assets:
Before Reimbursements	3.63%**	4.45	%***	3.58%	4.12%	5.77	%^
After Reimbursements	3.53%**	3.74	%***	2.95%	3.44%	3.46	%^
Ratio of interest expense and
dividends on short positions
to average net assets:	1.26%	1.27%		0.57%	0.81%	0.80	%^
Ratio of net investment income
(loss) to average net assets:
Before Reimbursements	(1.90)%	(3.21)%		(2.19)%	(2.80)%	(4.41	)%^
After Reimbursements	(1.80)%	(2.50)%		(1.56)%	(2.12)%	(2.10	)%^
Portfolio turnover rate	168%	393%		360%	270%	205	%+

*	Commencement of operations for Class I shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.
**	Includes extraordinary expenses of 0.02% that occurred during the Fund’s current fiscal year. See Note 5 for additional information.
***	Includes extraordinary expenses of 0.30% that occurred during the Fund’s fiscal year ended 2016.

The accompanying notes are an integral part of these financial statements.

19

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Vivaldi Orinda Macro Opportunities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The investment objective of the Macro Opportunities Fund is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.  In pursuing its objective, the Macro Opportunities Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.  The Macro Opportunities Fund commenced operations on April 30, 2012 and offers Class A and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an

20

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
G.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to

21

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a

22

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

loss.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

I.
Leverage and Short Sales:  The Fund may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

J.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs

23

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 29, 2016, the Fund made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Macro Opportunity Fund	928,661	(1,060,190)	131,529

L.
Offsetting Assets & Liabilities:  The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts.  During the six months ended August 31, 2016, the Fund was not subject to any master netting arrangements. For additional information regarding the offsetting assets and liabilities at August 31, 2016, please reference the table in Note 4.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

N.
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent):  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

24

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

25

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Derivative Instruments: Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2016:

26

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,261,194	$—	$—	$16,261,194
Consumer Staples	2,233,770	—	—	2,233,770
Energy	336,150	—	—	336,150
Financials	5,514,287	—	—	5,514,287
Health Care	4,381,108	—	—	4,381,108
Industrials	1,719,934	—	—	1,719,934
Information Technology	21,805,426	—	—	21,805,426
Materials	2,355,613	—	—	2,355,613
Telecommunication Services	154,519	—	—	154,519
Total Common Stock	54,762,001	—	—	54,762,001
Preferred Stocks
Financials	64,625	—	—	64,625
Health Care	165,243	—	—	165,243
Industrials	—	89,750	—	89,750
Total Preferred Stocks	229,868	89,750	—	319,618
Corporate Bonds	—	1,271,250	—	1,271,250
Exchange-Traded Funds	1,112,329	—	—	1,112,329
Closed-End Mutual Funds	1,438,761	—	—	1,438,761
Purchased Options
Put Options	74,085	9,170	—	83,255
Total Purchased Options	74,085	9,170	—	83,255
Short-Term Investments	27,924,448	—	—	27,924,448
Total Investments
in Securities	$85,541,492	$1,370,170	$—	$86,911,662
Other Financial Instruments*
Futures Contracts	$66,984	$—	$—	$66,984
Total Assets	$85,608,476	$1,370,170	$—	$86,978,646
Liabilities
Securities Sold Short	$25,815,421	$—	$—	$25,815,421
Written Options
Call Options	120	15,000	—	15,120
Other Financial Instruments*
Futures Contracts	$92,363	$—	$—	$92,363
Total Liabilities	$25,907,904	$15,000	$—	$25,922,904

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at August 31, 2016, the end of the reporting period.  The Fund transferred $137,810 from level 2 to level 1 at August 31, 2016 because

27

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

these securities were now being priced at the official close. The Fund recognized no transfers from level 1 to level 2 and held no level 3 securities on August 31, 2016.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the six months ended August 31, 2016 for the Fund were $348,290 and $26,140, respectively.  The average monthly notional amounts of long and short futures contracts during the year ended February 29, 2016 were $1,854,542 and $4,933,929, respectively.

Transactions in written options contracts for the six months ended August 31, 2016, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(544)	(49,491)
Options closed	—	—
Options expired	20	2,587
Options exercised	—	—
Outstanding at August 31, 2016	(524)	$(46,904)

28

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

As of August 31, 2016, the Fund held the following long futures contracts: 7 Gold futures, 26 Natural Gas futures, and 6 Silver futures for delivery at various times.  The Fund has recorded an unrealized gain of $4,418 as of August 31, 2016 related to these contracts.

As of August 31, 2016, the Fund also held the following short futures contracts: 13 Australian Dollar Currency, 8 BP Currency, 6 Canadian Dollar Currency, 9 Euro Fx Currency, 11 Japanese Yen Currency, 9 New Zealand Dollar Currency, and 11 WTI Crude futures for delivery at various times.  The Fund has recorded an unrealized loss of $29,797 as of August 31, 2016 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
	Unrealized		Unrealized
	appreciation on		depreciation on
Commodity Contracts –	open futures		open futures
Futures*	contracts	$57,740	contracts	$26,844
Equity Contracts –	Investments,		Options written,
Options	at fair value	$83,255	at value	$15,120
	Unrealized		Unrealized
	appreciation on		depreciation on
Foreign Exchange Contracts –	open futures		open futures
Futures*	contracts	$9,244	contracts	$65,519
Total		$150,239		$92,363

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts.  Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(144,639)	$2,587	$—	$(142,052)
Commodity Contracts	50,926	—	207,723	258,649
Interest Rate Contracts	(46,823)	—	27,770	(19,053)
Foreign Exchange Contracts	(23,903)	—	(180,346)	(204,249)
Total	$(164,439)	$2,587	$55,147	$(106,705)

29

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(127,365)	$31,784	$—	$(95,581)
Commodity Contracts	—	—	(9,253)	(9,253)
Interest Rate Contracts	—	—	—	—
Foreign Exchange Contracts	—	—	(58,455)	(58,455)
Total	$(127,365)	$31,784	$(67,708)	$(163,289)

The table below shows the offsetting assets and liabilities relating to the futures contracts and short sales shown on the Statement of Assets and Liabilities.

Assets:
		Gross Amounts not
		offset in the Statement
	Gross	of Assets and Liabilities
	Amounts of		Collateral
	Recognized	Financial	Pledged	Net
Description	Assets	Instruments	(Received)	Amount
Futures Contracts	$66,984	$(92,363)	$—	$(25,379)
	$66,984	$(92,363)	$—	$(25,379)
Liabilities:
		Gross Amounts not
		offset in the Statement
	Gross	of Assets and Liabilities
	Amounts of		Collateral
	Recognized	Financial	Pledged	Net
Description	Liabilities	Instruments	(Received)	Amount
Written Options	$15,120	$—	$15,120	$—
Futures Contracts	25,379	(25,379)	—	—
	$40,499	$(25,379)	$15,120	$—

For additional information, please reference the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2016, Orinda Asset Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.75% based upon the average daily net assets of the Fund.  For the six months ended August 31, 2016, the Fund incurred $654,191 in advisory fees.  Advisory fees payable at August 31, 2016

30

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

for the Fund were $124,320.  The Advisor has delegated the day to day management of the Fund to various Sub-Advisors.  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Class A	2.55%
Class I	2.25%

For the six months ended August 31, 2016, the Fund incurred $9,153 in extraordinary expenses which is reflected in the Fund’s legal fees on the Statement of Operations.  The amounts incurred for Class A and Class I were $4,421 and $4,732, respectively.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $35,515.  During the six months ended August 31, 2016, the Advisor reimbursed the Fund for shareholder servicing fees in the amount of $1,066 that was a result of the Fund not fully utilizing the fees that had been earned in fiscal year 2016.  This amount will not be subject to recapture in the future.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2017	2018	2019	2020	Total
Macro
Opportunities Fund	$257,610	$231,615	$210,625	$34,449	$734,299

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended August 31, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

31

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Administration & fund accounting	$67,160
Custody	$12,880
Transfer agency(a)	$26,926
Chief Compliance Officer	$ 7,163

(a) Does not include out-of-pocket expenses.

At August 31, 2016, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$34,646
Custody	$ 3,807
Transfer agency(a)	$13,542
Chief Compliance Officer	$ 4,136

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2016, the Fund incurred distribution expenses on its Class A shares of $46,917.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.

32

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended August 31, 2016, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Class A	$28,150
Class I	$18,616

NOTE 8 – SECURITIES TRANSACTIONS

For the six months ended August 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Macro Opportunities Fund	$105,693,124	$87,623,951

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$57,528,847
Gross unrealized appreciation	3,870,745
Gross unrealized depreciation	(2,907,873)
Net unrealized appreciation	962,872
Undistributed ordinary income	785,770
Undistributed long-term capital gain	—
Total distributable earnings	785,770
Other accumulated gains/(losses)	152,090
Total accumulated earnings/(losses)	$1,900,732

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income, outstanding constructive sales, and passive foreign investment companies.

At February 29, 2016, the Macro Opportunities Fund had no tax basis capital losses to offset future capital gains.  The wash sales on short positions, post 30 wash sales, section 1256 MTM, straddles, unsettled short deferrals, and unrealized on shorts/options/futures are included in other accumulated gain/loss in the amount of $136,697.  There were $15,393 in unrealized currency gains.

33

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2016 and 2015 were as follows:

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015
Ordinary income	$1,039,990	$—
Long-term capital gains	383,232	375,912

At February 29, 2016, the following funds deferred, on a tax basis, post-October losses of:

	Late Year Ordinary	Short-Term
	Loss Deferral	Loss
Macro Opportunities Fund	—	—

NOTE 10 – OTHER TAX INFORMATION (Unaudited)

For the year ended February 29, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Macro Opportunities Fund	33.72%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2016 was as follows:

Macro Opportunities Fund	25.62%

NOTE 11 – SUBSEQUENT EVENTS (Unaudited)

Though a special meeting of shareholders was held on August 15, 2014, whereby shareholders of the Vivaldi Orinda Macro Opportunities Fund (the “Fund”) approved proposals for 1) a new investment advisory agreement between Vivaldi Asset Management, LLC (“Vivaldi”) and Advisors Series Trust (the “Trust”) for Vivaldi to become investment adviser to the Fund; and 2) a “manager of managers” structure for the Fund under Vivaldi as the investment adviser, as of the date of this report these events have not yet occurred.

Orinda had agreed not to resign as investment adviser, and Vivaldi agreed not to accept the engagement as investment adviser, unless and until the Trust and Vivaldi obtain a Multi-Manager Exemptive Order (“Order”) from the U.S. Securities and Exchange

34

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Commission (the “SEC”).  As of the date of this report, this Order has not yet been received from the SEC.

On October 17, 2016, a proxy statement was filed for review with the SEC regarding a potential reorganization of the Fund from the Trust to Investment Managers Series Trust II.  If the proposed reorganization proceeds, shareholders of the Fund will receive a proxy statement containing information related to the proposed reorganization for their consideration and vote.

NOTE 12 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Market Risk:  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

Multi-Style Management Risk:  Because portions of the Macro Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities which may lead to higher transaction expenses compared to a Fund using a single investment management style. Additionally, the overall success of the Fund depends on, among other things, (i) the ability of the Adviser to develop a successful Sub-Adviser allocation strategy, (ii) the ability of the Adviser to select and monitor skilled Sub-Advisers and to allocate the assets amongst them, and (iii) the Sub-Advisers’ ability to be successful in their strategies.

Foreign and Emerging Market Securities Risk:  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Currency Risk:  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk:  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

35

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Commodity-Linked Derivatives Risk:  The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

Fixed Income Securities Risk:  Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

Growth Stock Risk:  Growth style companies may lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Value Stock Risk: Value style investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Initial Public Offering Risk:  The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Portfolio Turnover Risk:  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

36

EXPENSE EXAMPLE
August 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2016 to August 31, 2016.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

37

EXPENSE EXAMPLE (Continued)
August 31, 2016 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/16	8/31/16	3/1/16 – 8/31/16
Actual
Class A	$1,000.00	$1,026.70	$19.57
Class I	$1,000.00	$1,028.20	$18.10
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,005.90	$19.36
Class I	$1,000.00	$1,007.36	$17.91

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.83% and 3.54%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

38

NOTICE TO SHAREHOLDERS
at August 31, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

39

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 150-A
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

ORINDA FUNDS

Semi-Annual Report
August 31, 2016

Orinda Income Opportunities Fund
Class A Shares – OIOAX
Class D Shares – OIODX
Class I Shares – OIOIX

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	11
Schedule of Options Written	12
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	19
Notes to the Financial Statements	22
Expense Example	39
Notice to Shareholders	41
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2016 (Unaudited)

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2016 (Unaudited)

COMMON STOCKS - 0.8%	Shares	Value

Financials - 0.7%
Kennedy-Wilson Holdings, Inc.	85,524	$1,886,659

Utilities - 0.1%
Pattern Energy Group, Inc.	15,000	357,000
TOTAL COMMON STOCKS
(Cost $2,079,196)		2,243,659

REITS - 39.7%

Financials - 38.1%
American Capital Agency Corp.	150,000	2,896,500
Apollo Commercial Real Estate Finance, Inc.*	209,520	3,415,176
Arbor Realty Trust, Inc.	97,630	760,538
Bluerock Residential Growth REIT, Inc.^	129,800	3,478,640
Bluerock Residential Growth REIT, Inc. - Class A*	288,500	3,865,900
Brixmor Property Group, Inc.	65,000	1,856,400
CBL & Associates Properties, Inc. - Series D
Cumulative Preferred*	259,730	6,623,115
City Office REIT, Inc.*	402,999	5,222,867
Colony Capital, Inc.	45,000	831,150
Franklin Street Properties Corp.	129,397	1,625,226
Gladstone Commercial Corp.	29,887	537,966
Global Medical REIT, Inc.	38,463	413,477
Global Net Lease, Inc.*	411,146	3,412,512
Independence Realty Trust, Inc.*	534,359	5,049,693
Invesco Mortgage Capital, Inc.	35,000	550,900
iStar Financial, Inc. - Series D Cumulative Preferred*	163,980	4,053,586
iStar Financial, Inc. - Series E Cumulative Preferred*	219,477	5,328,902
iStar Financial, Inc. - Series F Cumulative Preferred*	144,431	3,514,006
iStar Financial, Inc. - Series I Cumulative Preferred	103,708	2,513,882
Ladder Capital Corp.	55,000	730,400
Lexington Realty Trust	55,000	593,450
Monmouth Real Estate Investment Corp. - Series B
Cumulative Preferred	48,750	1,299,187
New Residential Investment Corp.	120,000	1,722,000
New York REIT, Inc.*	308,208	2,977,289
NorthStar Realty Finance Corp.	140,000	1,867,600
Northstar Realty Finance Corp. - Series B
Cumulative Preferred	57,058	1,437,291

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

REITS - 39.7% (Continued)	Shares	Value

Financials - 38.1% (Continued)
Pebblebrook Hotel Trust - Series B Cumulative Preferred*	45,959	$1,165,520
RAIT Financial Trust	62,500	1,515,000
RAIT Financial Trust - Series A Cumulative Preferred	85,795	1,757,082
RAIT Financial Trust - Series B Cumulative Preferred	29,496	654,811
RAIT Financial Trust - Series C Cumulative Preferred	30,487	710,042
RAIT Financial Trust - Unsecured*	134,548	3,025,984
Retail Opportunity Investments Corp.	40,000	892,400
Rexford Industrial Realty, Inc.^	50,000	1,285,000
Select Income REIT*	359,457	9,809,582
STAG Industrial, Inc.	26,800	665,444
Urstadt Biddle Properties, Inc.	108,909	2,473,323
VEREIT, Inc.*	650,000	6,792,500
Wheeler Real Estate Investment Trust, Inc.	2,356,172	4,146,863
Whitestone REIT*	206,560	2,993,054
		104,464,258
Real Estate - 1.6%
Communications Sales & Leasing, Inc.	103,149	3,218,249
WPT Industrial Real Estate Investment Trust†~	100,000	1,115,150
		4,333,399
TOTAL REITS
(Cost $102,817,527)		108,797,657

CONVERTIBLE PREFERRED STOCKS - 7.5%

Financials - 7.4%
Colony Capital, Inc. - Series C Cumulative Preferred*	313,264	7,850,396
EPR Properties - Series E Convertible Preferred*	32,873	1,229,779
FelCor Lodging Trust, Inc. - Series A
Convertible Preferred*	280,081	7,049,639
Wheeler Real Estate Investment Trust, Inc.	200,000	4,260,000
		20,389,814
Telecommunication Services - 0.1%
Frontier Communications Corp.	1,500	135,435
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,543,471)		20,525,249

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

PREFERRED STOCKS - 61.1%	Shares	Value

Real Estate - 3.8%
VEREIT, Inc. - Series F Cumulative Preferred*	300,035	$8,082,943
Washington Prime Group*	89,044	2,326,720
		10,409,663
Consumer Discretionary - 1.4%
M/I Homes, Inc. - Series A Non-Cumulative
Preferred, 9.75%*	78,073	1,971,343
TravelCenters of America LLC - Senior Unsecured,
8.00%, 12/15/2029	46,665	1,189,957
TravelCenters of America LLC - Senior Unsecured,
8.00%, 10/15/2030	6,347	161,722
TravelCenters of America LLC - Senior Unsecured,
8.25%, 01/15/2028	21,069	540,736
		3,863,758
Energy - 0.2%
Tsakos Energy Navigation Ltd. - Series D
Perpetual Preferred†	22,050	545,296

Financials - 53.1%
AG Mortgage Investment Trust, Inc. - Series A
Cumulative Preferred	15,922	405,533
AG Mortgage Investment Trust, Inc. - Series B
Cumulative Preferred	40,819	1,018,842
American Capital Agency Corp. Depositary
Shares 1/1000 - Series B Cumulative Preferred*	123,583	3,265,063
American Homes 4 Rent	108,100	2,931,672
AmTrust Financial Services, Inc. - Series B
Non-Cumulative Preferred	55,599	1,459,474
AmTrust Financial Services, Inc. - Series D
Non-Cumulative Preferred	41,000	1,094,700
Annaly Capital Management, Inc.*	132,846	3,380,931
Annaly Capital Management, Inc. - Series C
Cumulative Preferred	37,608	957,876
Annaly Capital Management, Inc. - Series D
Cumulative Preferred	38,202	978,735
Apollo Commercial Real Estate Finance, Inc. - Series A
Cumulative Preferred	96,893	2,502,746
Apollo Residential Mortgage, Inc. - Series A
Cumulative Preferred*	382,290	9,496,084

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

PREFERRED STOCKS - 61.1% (Continued)	Shares	Value

Financials - 53.1% (Continued)
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	$1,522,800
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,178,036
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	511,327
Arbor Realty Trust, Inc. - Series C Cumulative Preferred*~	82,507	2,128,681
Ashford Hospitality Trust, Inc.^*	243,400	6,206,700
Ashford Hospitality Trust, Inc. - Series D
Cumulative Preferred*	363,232	9,338,695
Banc Of California, Inc. - Series D
Non-Cumulative Preferred*	56,908	1,553,588
Banc Of California, Inc. - Series E
Non-Cumulative Preferred	30,984	831,920
Bluerock Residential Growth REIT, Inc. - Series A
Redeemable Preferred*	186,486	5,119,041
Capstead Mortgage Corp. - Series E Cumulative Preferred	56,000	1,434,160
Cedar Realty Trust, Inc. - Series B Cumulative Preferred*	29,685	769,880
Chesapeake Lodging Trust - Series A
Cumulative Preferred*	189,252	4,958,402
Citigroup, Inc.	32,100	875,046
Colony Capital, Inc. - Series A Cumulative Preferred*	257,402	6,741,358
Colony Capital, Inc. - Series B Cumulative Preferred	82,105	2,102,709
Corporate Office Properties Trust - Series L
Cumulative Preferred*	86,643	2,290,841
CYS Investments, Inc. - Series B Cumulative Preferred*	91,317	2,214,437
DDR Corp.	46,528	1,228,339
DuPont Fabros Technology, Inc.	2,817	79,580
Hersha Hospitality Trust*	206,800	5,275,468
Invesco Mortgage Capital, Inc. - Series A
Cumulative Preferred	81,453	2,074,608
Invesco Mortgage Capital, Inc. - Series B
Cumulative Preferred*	165,097	4,241,342
Investors Real Estate Trust - Series B
Cumulative Preferred	67,726	1,783,903
iStar Financial, Inc. - Series G Cumulative Preferred	37,603	909,993
Kemper Corp. - Subordinated	12,933	350,484
Kennedy-Wilson Holdings, Inc. - Senior Unsecured*	63,140	1,654,268
KKR & Co LP^	75,000	1,979,250
KKR Financial Holdings LLC - Series A
Cumulative Preferred*	62,412	1,662,032
LaSalle Hotel Properties	53,617	1,428,893

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

PREFERRED STOCKS - 61.1% (Continued)	Shares	Value

Financials - 53.1% (Continued)
Landmark Infrastructure Partners LP^	75,000	$1,916,250
LaSalle Hotel Properties - Series H Cumulative Preferred	43,244	1,116,776
MFA Financial, Inc. - Series B Cumulative Preferred*	64,075	1,653,776
National General Holdings Corp. - Series B
Non-Cumulative Preferred	31,095	823,396
National General Holdings Corp. - Subordinated*	88,542	2,302,092
Northstar Realty Finance Corp. - Series C
Cumulative Preferred*	195,090	5,025,518
Northstar Realty Finance Corp. - Series D
Cumulative Preferred*	172,447	4,399,123
Northstar Realty Finance Corp. - Series E
Cumulative Preferred*	394,508	10,142,801
Pebblebrook Hotel Trust	61,645	1,686,607
Pennsylvania Real Estate Investment Trust - Series A
Cumulative Preferred*	143,148	3,714,691
Resource Capital Corp. - Series B Cumulative Preferred	41,000	956,530
Resource Capital Corp. - Series C Cumulative Preferred*	155,942	3,605,379
Retail Properties of America, Inc. - Series A
Cumulative Preferred	36,282	997,392
STAG Industrial, Inc.	51,800	1,429,162
Summit Hotel Properties - Series A Cumulative Preferred*	42,722	1,081,721
Summit Hotel Properties, Inc.	50,000	1,303,000
Sunstone Hotel Investors, Inc.	40,000	1,052,400
UMH Properties, Inc.	37,650	1,033,493
WR Berkley Corp.	45,000	1,173,600
		145,351,144
Industrials - 0.8%
Seaspan Corp.†	85,000	2,105,450

Telecommunication Services - 1.8%
Qwest Corp.^	135,000	3,510,000
United States Cellular Corp.	56,846	1,534,274
		5,044,274
TOTAL PREFERRED STOCKS
(Cost $175,462,383)		167,319,585

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

		Principal
CONVERTIBLE BONDS - 1.1%	Amount	Value
Resource Capital Corp., 6.000%, 12/01/2018	$3,000,000	$2,940,000
TOTAL CONVERTIBLE BONDS
(Cost $2,786,780)		2,940,000

CORPORATE BONDS - 0.6%
Bank of America Corp., 6.100%, 12/29/2049 √	1,000,000	1,052,500
Deutsche Bank AG, 7.500%, 12/29/2049 √†	600,000	506,250
TOTAL CORPORATE BONDS
(Cost $1,591,252)		1,558,750

EXCHANGE-TRADED NOTES - 0.5%	Shares
iPATH S&P 500 VIX Short-Term Futures ETN^†	37,500	1,359,000
TOTAL EXCHANGE-TRADED NOTES
(Cost $1,384,525)		1,359,000

PURCHASED OPTIONS - 0.0%	Contracts
Put Options - 0.0%
iShares U.S. Real Estate ETF
Expiration: September 2016, Exercise Price: $82.00	1,000	110,000
TOTAL PURCHASED OPTIONS
(Cost $117,041)		110,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2016 (Unaudited)

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value

MONEY MARKET FUNDS - 1.5%
Invesco Short-Term Investments Government
TaxAdvantage Portfolio, 0.13%+	4,171,540	$4,171,540
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,171,540)		4,171,540
TOTAL INVESTMENTS
(Cost $309,953,715) - 112.8%		309,025,440
Liabilities in Excess of Other Assets - (12.8)%		(35,033,947)
TOTAL NET ASSETS - 100.0%		$273,991,493

Percentages are stated as a percent of net assets.
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2016.
√	Variable rate security. The rate shown represents the rate at August 31, 2016.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of August 31, 2016, the value of these securities was $3,243,831 or 1.18% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
iShares U.S. Real Estate ETF	125,000	$10,320,000
Vanguard REIT ETF	26,000	2,313,220
TOTAL SECURITIES SOLD SHORT
(Proceeds $12,611,824) - 4.6%		$12,633,220

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2016 (Unaudited)

PUT OPTIONS	Contracts	Value
iShares U.S. Real Estate ETF
Expiration: September 2016, Exercise Price: $76.50	1,000	$17,500
TOTAL OPTIONS WRITTEN
(Premiums received $21,958)		$17,500

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2016 (Unaudited)

Assets:
Investments, at value (cost of $309,953,715)	$309,025,440
Deposits at brokers	3,774,632
Receivables:
Securities sold	10,950,046
Fund shares sold	867,915
Dividends and interest	1,317,598
Prepaid expenses	31,940
Total assets	325,967,571
Liabilities:
Options written, at value (proceeds $21,958)	17,500
Securities sold short (proceeds $12,611,824)	12,633,220
Payables:
Loan payable	35,970,250
Due to custodian	1,998,861
Securities purchased	367,984
Fund shares redeemed	427,225
Advisory fee	227,643
Administration fee	66,487
Distribution fees	115,504
Service fees	26,679
Compliance expense	1,843
Custody fees	4,604
Transfer agent fees and expenses	28,527
Accrued expenses and other payables	89,751
Total liabilities	51,976,078
Net assets	$273,991,493
Net assets consist of:
Paid in capital	$280,555,039
Accumulated net investment loss	(1,963,102)
Accumulated net realized loss on investments	(3,655,231)
Net unrealized appreciation (depreciation) on:
Investments	(921,234)
Options	(7,041)
Securities sold short	(21,396)
Written options contracts	4,458
Net assets	$273,991,493
Class A:
Net assets applicable to outstanding Class A shares	$94,507,400
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	3,935,454
Net asset value and redemption price per share	$24.01
Maximum offering price per share (net asset value divided by 95.00%)	$25.28
Class D:
Net assets applicable to outstanding Class D shares	$23,552,206
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	984,669
Net asset value, offering price and redemption price per share	$23.92

Class I:
Net assets applicable to outstanding Class I shares	$155,931,887
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	6,473,070
Net asset value, offering price and redemption price per share	$24.09

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2016 (Unaudited)

Investment income:
Dividends	$8,400,724
Interest	264,496
Total investment income	8,665,220
Expenses:
Investment advisory fees (Note 5)	1,194,779
Administration fees (Note 5)	127,504
Distribution fees (Note 6)
Distribution fees - Class A	102,391
Distribution fees - Class D	113,432
Service fees (Note 7)
Service fees - Class A	61,435
Service fees - Class D	11,343
Service fees - Class I	67,178
Transfer agent fees and expenses	58,098
Federal and state registration fees	30,360
Audit fees	11,445
Compliance expense	4,524
Legal fees	2,860
Reports to shareholders	24,596
Trustees’ fees and expenses	5,474
Custody fees	8,620
Interest Expense (Note 9)	224,277
Other	20,084
Total expenses before dividends and interest on short positions	2,068,400
Dividends expense on short positions	204,061
Broker interest expense on short positions	63,430
Total expenses before reimbursement from advisor	2,335,891
Expense reimbursement by advisor (Note 5)	(7,568)
Net expenses	2,328,323
Net investment income	$6,336,897
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$22,668,206
Securities sold short	(3,420,701)
Net change in unrealized gain (loss) on:
Investments	9,959,400
Options	(7,041)
Securities sold short	535,246
Written options contracts	4,458
Net realized and unrealized gain (loss) on investments	29,739,568
Net increase in net assets resulting from operations	$36,076,465

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2016	Year Ended
	(Unaudited)	February 29, 2016
Operations:
Net investment income	$6,336,897	$9,430,901
Net realized gain (loss) on investments	19,247,505	(13,821,422)
Net change in unrealized
appreciation (depreciation) on investments	10,492,063	(19,426,471)
Net increase (decrease) in net assets
resulting from operations	36,076,465	(23,816,992)

Distributions to Shareholders From:
Net investment income
Class A shares	(1,821,237)	(3,022,094)
Class D shares	(479,432)	(814,777)
Class I shares	(3,201,458)	(5,814,916)
Net realized gains
Class A shares	—	—
Class D shares	—	—
Class I shares	—	—
Return of Capital
Class A shares	(938,004)	(1,709,743)
Class D shares	(273,119)	(537,808)
Class I shares	(1,586,749)	(3,100,661)
Total distributions	(8,299,999)	(14,999,999)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	36,004,798	47,143,762
Class D shares	1,440,663	4,847,777
Class I shares	40,826,769	48,630,325
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	2,594,574	4,363,320
Class D shares	607,491	1,095,415
Class I shares	4,109,168	7,933,387
Cost of shares redeemed
Class A shares	(19,940,171)	(47,255,347)
Class D shares	(2,554,516)	(3,934,038)
Class I shares	(26,053,918)	(64,014,870)
Net increase (decrease) in net assets
from capital share transactions	37,034,858	(1,190,269)
Total increase (decrease) in net assets	64,811,324	(40,007,260)

Net Assets:
Beginning of period	209,180,169	249,187,429
End of period	$273,991,493	$209,180,169
Accumulated net investment loss	$(1,963,102)	$—

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	August 31, 2016	Year Ended
	(Unaudited)	February 29, 2016
Changes in Shares Outstanding:
Shares sold
Class A shares	1,578,453	2,020,152
Class D shares	62,003	206,968
Class I shares	1,762,414	2,112,152
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	116,683	185,637
Class D shares	27,489	46,662
Class I shares	184,473	335,138
Shares redeemed
Class A shares	(874,624)	(2,054,826)
Class D shares	(112,114)	(173,549)
Class I shares	(1,157,136)	(2,735,458)
Net increase (decrease) in shares outstanding	1,587,641	(57,124)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2016 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$36,076,465
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(227,677,707)
Purchases to cover securities sold short	(163,317,794)
Proceeds from sales of long-term investments	168,014,464
Proceeds from securities sold short	146,485,372
Premiums received on written options	21,958
Purchases of short-term investments, net	(950,609)
Return of capital distributions received from underlying investments	136,196
Amortization and accretion of premium and discount	(68,463)
Net realized gain on investments	(22,668,206)
Net realized loss on short transactions	3,420,701
Change in unrealized appreciation on investments	(9,952,359)
Change in unrealized appreciation on short transactions	(535,246)
Change in unrealized appreciation on written options	(4,458)
Increases (decreases) in operating assets:
Increase in dividends and interest receivable	(312,795)
Decrease in deposits at broker for short sales	23,918,155
Increase in receivable for investment securities sold	(8,424,214)
Increase in prepaid expenses and other assets	(22,303)
Increases (decreases) in operating liabilities:
Decrease in payable for investment securities purchased	(9,345,857)
Decrease in dividends payable on short positions	(1,500)
Increase in payable to Advisor	78,930
Increase in payable for distribution and service fees	39,200
Increase in other accrued expenses	119,433
Net cash used in operating activities	(64,970,637)

Cash flows from financing activities:
Proceeds from shares sold	96,430,565
Payment on shares redeemed	(48,462,714)
Cash distributions paid to shareholders	(988,766)
Increase in loan payable	15,980,630
Increase in payable to custodian	1,998,861
Net cash used in financing activities	64,958,576
Net change in cash	(12,061)

Cash:
Beginning balance	12,061
Ending balance	$—

Supplemental disclosures:
Cash paid for interest	$287,707
Non-cash financing activities – distributions reinvested	7,311,233
Non-cash financing activities – increase in receivable for Fund shares sold	18,158,335
Non-cash financing activities – decrease in payable for Fund shares redeemed	85,891

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Class A
	Six Months				June 28,
	Ended		For the	For the	2013
	August 31,		Year Ended	Year Ended	through
	2016		February 29,	February 28,	February 28,
	(Unaudited)		2016	2015	2014*
Net Asset Value –
Beginning of Period	$21.31		$25.25	$25.57	$25.00
Income from
Investment Operations:
Net investment income (loss)	0.64		0.93	0.97	0.65
Net realized and unrealized
gain (loss) on investments	2.87		(3.37)	0.22	0.39
Total from investment operations	3.51		(2.44)	1.19	1.04
Less Distributions:
Dividends from net investment income	(0.54)		(0.96)	(1.32)	(0.43)
Distributions from net realized gains	—		—	(0.01)	(0.04)
Return of Capital	(0.27)		(0.54)	(0.18)	—
Total distributions	(0.81)		(1.50)	(1.51)	(0.47)
Net Asset Value –
End of Period	$24.01		$21.31	$25.25	$25.57
Total Return	16.84	%+	(10.09)%	4.79%	4.22	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$94,507		$66,375	$74,834	$14,421
Ratio of operating expenses
to average net assets:
Before Recoupments/Reimbursements	2.05	%^	2.15%	1.96%	2.55	%^
After Recoupments/Reimbursements	2.04	%^	2.15%	2.00%	1.92	%^
Ratio of interest expense and
dividends on short positions
to average net assets	0.40	%^	0.48%	0.28%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	5.11	%^	3.97%	4.53%	5.45	%^
After Recoupments/Reimbursements	5.12	%^	3.97%	4.49%	6.08	%^
Portfolio turnover rate	65	%+	127%	185%	119	%+

*	Commencement of operations for Class A shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Class D
	Six Months				September 27,
	Ended		For the	For the	2013
	August 31,		Year Ended	Year Ended	through
	2016		February 29,	February 28,	February 28,
	(Unaudited)		2016	2015	2014*
Net Asset Value –
Beginning of Period	$21.25		$25.17	$25.51	$25.01
Income from
Investment Operations:
Net investment income (loss)	0.53		0.82	0.92	0.53
Net realized and unrealized
gain (loss) on investments	2.90		(3.37)	0.07	0.44
Total from investment operations	3.43		(2.55)	0.99	0.97
Less Distributions:
Dividends from net investment income	(0.49)		(0.83)	(1.14)	(0.43)
Distributions from net realized gains	—		—	(0.01)	(0.04)
Return of Capital	(0.27)		(0.54)	(0.18)	—
Total distributions	(0.76)		(1.37)	(1.33)	(0.47)
Net Asset Value –
End of Period	$23.92		$21.25	$25.17	$25.51
Total Return	16.47	%+	(10.56)%	3.97%	3.95	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$23,552		$21,405	$23,336	$12,450
Ratio of operating expenses
to average net assets:
Before Recoupments/Reimbursements	2.77	%^	2.81%	2.70%	2.77	%^
After Recoupments/Reimbursements	2.74	%^	2.67%	2.76%	2.67	%^
Ratio of interest expense and
dividends on short positions
to average net assets	0.43	%^	0.49%	0.27%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	4.60	%^	3.32%	3.75%	7.62	%^
After Recoupments/Reimbursements	4.63	%^	3.46%	3.69%	7.72	%^
Portfolio turnover rate	65	%+	127%	185%	119	%+

*	Commencement of operations for Class D shares was September 27, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Class I
	Six Months				June 28,
	Ended		For the	For the	2013
	August 31,		Year Ended	Year Ended	through
	2016		February 29,	February 28,	February 28,
	(Unaudited)		2016	2015	2014*
Net Asset Value –
Beginning of Period	$21.36		$25.29	$25.60	$25.00
Income from
Investment Operations:
Net investment income (loss)	0.67		0.99	1.15	0.59
Net realized and unrealized
gain (loss) on investments	2.89		(3.36)	0.12	0.50
Total from investment operations	3.56		(2.37)	1.27	1.09
Less Distributions:
Dividends from net investment income	(0.56)		(1.02)	(1.39)	(0.45)
Distributions from net realized gains	—		—	(0.01)	(0.04)
Return of Capital	(0.27)		(0.54)	(0.18)	—
Total distributions	(0.83)		(1.56)	(1.58)	(0.49)
Net Asset Value –
End of Period	$24.09		$21.36	$25.29	$25.60
Total Return	17.05	%+	(9.81)%	5.08%	4.44	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$155,932		$121,400	$151,017	$72,370
Ratio of operating expenses
to average net assets:
Before Recoupments/Reimbursements	1.76	%^	1.85%	1.64%	1.96	%^
After Recoupments/Reimbursements	1.76	%^	1.84%	1.70%	1.62	%^
Ratio of interest expense and
dividends on short positions
to average net assets	0.41	%^	0.49%	0.27%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	5.53	%^	4.21%	4.71%	6.75	%^
After Recoupments/Reimbursements	5.53	%^	4.22%	4.65%	7.09	%^
Portfolio turnover rate	65	%+	127%	185%	119	%+

*	Commencement of operations for Class I shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda Income Opportunities Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”  The investment objective of the Income Opportunities Fund is to maximize current income with potential for modest growth of capital.  The Fund’s Class A and Class I shares commenced operations on June 28, 2013. The Fund’s Class D shares commenced operations on September 27, 2013.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its return filed for the open tax year ended 2014-2016, or expected to be taken in the Fund’s 2017 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
G.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.
I.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

J.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 29, 2016, the Fund made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Income Opportunities Fund	$220,886	$(776,512)	$555,626

L.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

N.
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent):  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2016:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Financials	$1,886,659	$—	$—	$1,886,659
Utilities	357,000	—	—	357,000
Total Common Stocks	2,243,659	—	—	2,243,659
REITs
Financials	104,464,258	—	—	104,464,258
Real Estate	4,333,399	—	—	4,333,399
Total REITs	108,797,657	—	—	108,797,657
Convertible Preferred Stocks
Financials	20,389,814	—	—	20,389,814
Telecommunication Services	135,435	—	—	135,435
Total Convertible Preferred Stocks	20,525,249	—	—	20,525,249
Preferred Stocks
Real Estate	10,409,663	—	—	10,409,663
Consumer Discretionary	3,323,022	540,736	—	3,863,758
Energy	545,296	—	—	545,296
Financials	137,002,661	8,348,483	—	145,351,144
Industrials	2,105,450	—	—	2,105,450
Telecommunication Services	5,044,274	—	—	5,044,274
Total Preferred Stocks	158,430,366	8,889,219	—	167,319,585
Convertible Bonds	—	2,940,000	—	2,940,000
Corporate Bonds	—	1,558,750	—	1,558,750
Exchange-Traded Notes	1,359,000	—	—	1,359,000
Purchased Options
Put Options	—	110,000	—	110,000
Total Purchased Options	—	110,000	—	110,000
Short-Term Investments	4,171,540	—	—	4,171,540
Total Investments in Securities	$295,527,471	$13,497,969	$—	$309,025,440
Total Assets	$295,527,471	$13,497,969	$—	$309,025,440
Liabilities
Securities Sold Short	$12,633,220	$—	$—	$12,633,220
Written Options
Put Options	—	17,500	—	17,500
Total Liabilities	$12,633,220	$17,500	$—	$12,650,720

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at August 31, 2016, the end of the reporting period.  The Fund transferred $10,760,118 from level 2 to level 1 at August 31, 2016 because these securities were now being priced at the official close.  The Fund transferred $7,836,819 from level 1 to level 2 at August 31, 2016

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Fund on August 31, 2016.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the six months ended August 31, 2016 for the Fund were $18,333 and $2,917, respectively.

Transactions in written options contracts for the six months ended August 31, 2016, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(1,000)	(21,958)
Options closed	—	—
Options expired	—	—
Options exercised	—	—
Outstanding at August 31, 2016	(1,000)	$(21,958)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options written,
Options	at fair value	$110,000	at value	$17,500
Total		$110,000		$17,500

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2016:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(7,041)	$4,458	$ —	$(2,583)
Total	$(7,041)	$4,458	$ —	$(2,583)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2016, Orinda Asset Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended August 31, 2016, the Fund incurred $1,194,779 in advisory fees.  Advisory fees payable at August 31, 2016 were $227,643.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Orinda Income Opportunities Fund
Class A	1.85%
Class D	2.55%
Class I	1.55%

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  During the six months ended August 31, 2016, the Advisor reimbursed the Fund for shareholder servicing fees in the amount of $7,568 that was a result of the Fund not fully utilizing the fees that had been earned in fiscal year 2016.  This amount will not be subject to recapture in the future.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	2018	2019	2020	Total
Income Opportunities Fund	$ —	$ —	$ —	$ —	$ —

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended August 31, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Orinda Income Opportunities Fund
Administration & fund accounting	$127,504
Custody	$8,620
Transfer agency(a)	$47,840
Chief Compliance Officer	$4,524

(a) Does not include out-of-pocket expenses.

At August 31, 2016, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Orinda Income Opportunities Fund
Administration & fund accounting	$66,487
Custody	$4,604
Transfer agency(a)	$24,435
Chief Compliance Officer	$1,843

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% for the Fund’s Class D shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2016, the Fund incurred distribution expenses of $102,391 on the Class A shares and $113,432 for the Class D shares pursuant to the Plan.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class D and Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Fund may reasonably request.  For the six months ended August 31, 2016, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Class A	$61,435
Class D	$11,343
Class I	$67,178

NOTE 8 – SECURITIES TRANSACTIONS

For the six months ended August 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Income Opportunities Fund	$227,677,707	$164,504,845

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – LEVERAGE & LINE OF CREDIT

The Income Opportunities Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Fund may also utilize the line of credit for short term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund maintains a separate line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowings under this agreement. The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral. However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.

The Fund has pledged a portion of their investment securities as the collateral for their line of credit. As of August 31, 2016, the value of the investment securities pledged as collateral was $136,087,014. The Fund had an outstanding average daily balance and a weighted average interest rate of $26.39 million and 1.67%. The maximum amount outstanding for the Fund during the year was $42,970,250.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

NOTE 10 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Income
Opportunities
Fund
Cost of investments(a)	$228,074,730
Gross unrealized appreciation	8,187,555
Gross unrealized depreciation	(20,403,529)
Net unrealized appreciation	(12,215,974)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(22,124,038)
Total accumulated earnings/(losses)	$(34,340,012)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnerships adjustments.

At February 29, 2016, the Fund had short-term tax basis capital losses with no expiration date of $13,051,219 to offset future capital gains.  The wash sales on short positions, post 30 wash sales, post-October losses, unsettled short deferrals, and unrealized on shorts and options are included in other accumulated gain/loss in the amount of $1,205,550.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2016 and 2015 were as follows:

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015
Ordinary income	$9,651,787	$8,772,424
Long-term capital gains	—	63,817
Return of capital	5,348,212	1,164,926

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

At February 29, 2016, the Fund deferred, on a tax basis, post-October losses of:

Short-Term Loss	Long-Term Loss
$6,062,201	$1,805,068

NOTE 11 – OTHER TAX INFORMATION (Unaudited)

For the fiscal year ended February 29, 2016, 32.17% of dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Fund.  For shareholders of the Fund, 42.39% of the dividend income distributed for the year ended February 29, 2016 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

NOTE 12 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Market Risk: The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

Master Limited Partnership Risk: Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

Foreign and Emerging Market Securities Risk: Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Currency Risk:  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk:  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Interest Rate Risk:  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Fixed Income Securities Risk:  Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

Real Estate and REIT Concentration Risk:  The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Preferred Stock Risk: Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Initial Public Offering Risk:  The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2016 (Unaudited)

Portfolio Turnover Risk:  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

EXPENSE EXAMPLE
August 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2016 to August 31, 2016.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2016 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/16	8/31/16	3/1/16 – 8/31/16
Actual
Class A	$1,000.00	$1,168.40	$11.20
Class D	$1,000.00	$1,150.74	$12.57
Class I	$1,000.00	$1,170.50	$ 9.63
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,014.87	$10.41
Class D	$1,000.00	$1,007.13	$11.73
Class I	$1,000.00	$1,016.33	$ 8.94

(1)
Expenses are equal to the Class A, Class D, and Class I fund shares’ annualized expense ratios of 2.05%, 2.77%, and 1.76%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
August 31, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 150-A
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)    Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 7, 2016

By (Signature and Title)*   /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     November 7, 2016

* Print the name and title of each signing officer under his or her signature.